Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Deferred tax asset
	December 31,	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$1,701,000	$1,516,900

Net deferred tax assets before valuation allowance	$1,701,000	$1,516,900
Less: Valuation allowance	(1,701,000)	(1,516,900)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax
	December 31,	December 31,
	2017	2016

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35)%	(35)%